OTHER LIABILITIES - Contract Liabilities (Details) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Maintenance and power warranty programs
Disclosure of disaggregation of revenue from contracts with customers [line items]
At January 1, 2019	€ 204,987
Additional amounts arising during the period	90,998
Amounts recognized within revenue	(76,776)
Other changes	0
At December 31, 2019	219,209
Advances from customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
At January 1, 2019	139,852
Additional amounts arising during the period	377,950
Amounts recognized within revenue	(176,623)
Other changes	44
At December 31, 2019	€ 341,223